Note 11 - Stock Options Exercised (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Basis [Member]
Total options exercised (in shares)				14,234
Total proceeds received				$ 292,389
Cashless Basis [Member]
Total options exercised (in shares)		21,327	17,045	6,774
Net issuance of common stock (in shares)		4,830	9,614	1,889
Total options exercised (in shares)		21,327	17,045	21,008
Total proceeds received				$ 292,389